Share-based compensation - Fair value inputs (Details) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in cad per share)	$ 52.38	$ 54.26
Weighted average exercise price (in cad per share)	$ 52.38	$ 54.26
Risk-free interest rate	2.98%	2.03%
Expected life in years	4.5	6.25
Expected dividend yield	0.00%	0.00%
Volatility	65.00%	61.00%
Weighted average fair value of options issued (in cad per share)	$ 28.26	$ 31.67